SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 25,484,295	$ 27,262,848
Decrease for balance recovered due to transfer of a company		(771,189)
Increase in allowance for credit losses	794,087	674,664
Foreign exchange difference	(686,436)	(1,682,028)
Allowance for credit losses, ending	$ 25,591,946	$ 25,484,295